Equity (Details) - USD ($)											1 Months Ended			2 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Apr. 20, 2021	Mar. 26, 2021	Jan. 12, 2021	Aug. 25, 2020	Aug. 14, 2020	May 24, 2019	Apr. 03, 2019	Nov. 21, 2017	Apr. 20, 2021	Aug. 26, 2020	Jul. 30, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Equity (Details) [Line Items]
Reverse split, description						the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020,						On August 26, 2020, the Company’s board of directors approved a 1 for 10 reverse split of its ordinary shares.
Common stock, shares issued (in Shares)															20,384,630	4,518,865
Common stock, shares outstanding (in Shares)															20,384,630	4,518,865
Recorded expenses															$ 4,630,000
Purchase of ordinary shares (in Shares)								179,942
Warrants issuance of period	5 years 6 months							5 years
Fair value of warrants															$ (275,055)	$ (282,232)	$ (1,088,443)
Warrants exercise price per share (in Dollars per share)															$ 1.86
Securities Purchase Agreement [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)				$ 3.72
Net proceeds				$ 14,100,000
Registered Direct Offering Warrants [Member]
Equity (Details) [Line Items]
Fair value of warrants	$ 7,888,250							$ 1,961,411								$ 895,663	1,091,080
Warrants to purchase ordinary shares (in Shares)	6,950,000							1,809,420						179,942	1,000
Warrants exercise price per share (in Dollars per share)	$ 3.6							$ 1.86
Registered Direct Offering Warrants [Member] | Minimum [Member]
Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)								0.51
Registered Direct Offering Warrants [Member] | Maximum [Member]
Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share)								$ 1.86
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)															20,384,630
Common stock, shares outstanding (in Shares)															20,384,630
Ordinary shares issued (in Shares)															863,335
Common Stock [Member] | Minimum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)															$ 1.68
Common Stock [Member] | Maximum [Member]
Equity (Details) [Line Items]
Price per share (in Dollars per share)															$ 5.7
Common Stock [Member] | Securities Purchase Agreement [Member]
Equity (Details) [Line Items]
Aggregate of ordinary shares (in Shares)		6,950,000		3,797,488			1,500,000						1,875,000
Price per share (in Dollars per share)		$ 3.6					$ 4						$ 3.2
Gross proceeds of value		$ 25,000,000					$ 6,000,000						$ 6,000,000
Net proceeds		$ 23,100,000					$ 5,500,000						$ 5,500,000
Ordinary shares, par value				$ 0
Common Stock [Member] | 39Pu VIE Agreements [Member]
Equity (Details) [Line Items]
Common stock, description					the Company issued 700,000 ordinary shares as earn-out payments to the shareholders of 39Pu who sold 51% equity interest to the Company (Note 6).
Private Placement Warrants [Member]
Equity (Details) [Line Items]
Warrants issued (in Shares)										35,973
Private placement offering of ordinary shares (in Shares)										179,864
Warrants exercise price per share (in Dollars per share)			$ 4.65							$ 13.1
Warrants issuance of period										5 years					5 years 6 months
Warrants outstanding (in Shares)															35,973	35,973
Fair value of warrants											$ 5,213,951				$ 27,339	$ 142,092
Total of ordinary shares (in Shares)			11,392,464
Warrant expire term			5 years 6 months
Initial exercise price per share (in Dollars per share)															$ 4.65
Private Placement Warrants [Member] | Warrant [Member]
Equity (Details) [Line Items]
Warrant, description			The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the Company’s Shares trades at or above $23.25 per Share, for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 300,000 Shares per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Fair value of warrants								$ 246,718							$ 38,237	$ 112,662	$ 137,243
Aggregate shares percentage									8.00%
Incremental issuance costs								$ 490,667